Stockholders' Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity (Textual)
Issuance of common stock: for cash	$ 447,000		$ 449,500
Diluted loss per common share	604,172
Independent Directors [Member]
Stockholders' Equity (Textual)
Additional shares issued	6,250	6,250
Compensation plan issuance of shares	6,250	6,250
Compensation plan issuance, value	$ 28,875	$ 15,375